SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Post-Effective Amendment No.        8        (File No. 33-62407)        [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              9       (File No. 811-07355)            [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

IDS LIFE

FLEXIBLE PORTFOLIO ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)


            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com


            IDS LIFE VARIABLE ACCOUNT 10

NEW FLEXIBLE PORTFOLIO ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds

-  American Century(R) Variable Portfolios, Inc.


-  Credit Suisse Trust

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 1


-  Putnam Variable Trust - Class IA Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          3
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    8
FINANCIAL STATEMENTS                                                          10
PERFORMANCE INFORMATION                                                       10
THE VARIABLE ACCOUNT AND THE FUNDS                                            11
THE FIXED ACCOUNT                                                             13
BUYING YOUR CONTRACT                                                          14
CHARGES                                                                       15
VALUING YOUR INVESTMENT                                                       17
MAKING THE MOST OF YOUR CONTRACT                                              18
SURRENDERS                                                                    20
TSA -- SPECIAL SURRENDER PROVISIONS                                           21
CHANGING OWNERSHIP                                                            22
BENEFITS IN CASE OF DEATH                                                     22
THE ANNUITY PAYOUT PERIOD                                                     23
TAXES                                                                         25
VOTING RIGHTS                                                                 27
SUBSTITUTION OF INVESTMENTS                                                   27
ABOUT THE SERVICE PROVIDERS                                                   28
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                         29


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Plans under Section 401(k) of the Code

-  Custodial and trusteed plans under Section 401(a) of the Code

-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-  Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax).

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 14)


MINIMUM ALLOWABLE PURCHASE PAYMENTS

   If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

   If paying by any other method:
      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS

      $100,000 for issue ages up to 85
      $50,000 for issue ages 86 to 90


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 20)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 22)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 22)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 23)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 25)


CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;

- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);

-  surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

-  the operating expenses of the funds in which the subaccounts invest.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payments surrendered)



          CONTRACT YEAR                    SURRENDER CHARGE PERCENTAGE
              1-3                                       7%
                4                                       6
                5                                       5
                6                                       4
                7                                       3
                8                                       2
                Thereafter                              0



A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 15 and "The Annuity Payout Period -- Annuity Payout Plans" p. 23).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                       $ 30



(We will waive this fee when your contract value is $25,000 or more on the contract anniversary.)



ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)



MORTALITY AND EXPENSE RISK FEE                                             1.25%


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                       MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .63%                          1.58%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                GROSS TOTAL
                                                                     MANAGEMENT       12b-1         OTHER         ANNUAL
                                                                        FEES          FEES         EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
        Bond Fund                                                       .60%          .13%           .07%         .80%(1)
        Capital Resource Fund                                           .62           .13            .05          .80(1)
        Cash Management Fund                                            .51           .13            .05          .69(1)
        Extra Income Fund                                               .62           .13            .08          .83(1)
        Global Bond Fund                                                .84           .13            .11         1.08(1)
        International Fund                                              .84           .13            .10         1.07(1)
        Managed Fund                                                    .60           .13            .04          .77(1)
        NEW DIMENSIONS FUND(R)                                          .61           .13            .05          .79(1)
        Strategy Aggressive Fund                                        .62           .13            .06          .81(1)
AIM V.I.
        Core Equity Fund, Series I Shares                               .61            --            .17          .78(2)
American Century(R) Variable Portfolios, Inc.
        VP Value, Class I                                               .95            --             --          .95(3)
Credit Suisse Trust -
        Small Cap Growth Portfolio                                      .90            --            .24         1.14(4)
FTVIPT
        Templeton Developing Markets Securities Fund - Class 1         1.25            --            .33         1.58(5)
Putnam Variable Trust
        Putnam VT New Opportunities Fund - Class IA Shares              .57            --            .06          .63(4)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:

                                                                                IF YOU DO NOT SURRENDER YOUR CONTRACT
                          IF YOU SURRENDER YOUR CONTRACT                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                     AT THE END OF THE APPLICABLE TIME PERIOD:                 AT THE END OF THE APPLICABLE TIME PERIOD:
                  1 YEAR     3 YEARS      5 YEARS       10 YEARS             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                $  998.48  $  1,613.61   $  2,053.77   $  3,270.54          $  298.48  $  913.61   $ 1,553.77  $  3,270.54

MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs maybe higher or lower, based on this assumption, your costs would be:

                                                                                IF YOU DO NOT SURRENDER YOUR CONTRACT
                     IF YOU SURRENDER YOUR CONTRACT                            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                     AT THE END OF THE APPLICABLE TIME PERIOD:                 AT THE END OF THE APPLICABLE TIME PERIOD:
                  1 YEAR     3 YEARS      5 YEARS       10 YEARS             1 YEAR      3 YEARS     5 YEARS     10 YEARS
                $  901.11  $  1,321.53   $  1,567.46   $  2,304.27          $  201.11  $  621.53   $ 1,067.46  $  2,304.27



* In these examples, the $30 contract administrative charge is approximated as a .082% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                      2002      2001        2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period       $   1.26  $   1.19    $   1.14    $   1.13    $   1.13    $   1.05    $   1.00
Accumulation unit value at end of period             $   1.31  $   1.26    $   1.19    $   1.14    $   1.13    $   1.13    $   1.05
Number of accumulation units outstanding
  at end of period (000 omitted)                      262,173   239,020     201,385     250,109     241,800     146,645      86,467
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HC(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period       $   1.25  $   1.55    $   1.90    $   1.55    $   1.27    $   1.03    $   1.00
Accumulation unit value at end of period             $   0.96  $   1.25    $   1.55    $   1.90    $   1.55    $   1.27    $   1.03
Number of accumulation units outstanding
  at end of period (000 omitted)                      161,891   189,700     208,657     209,893     172,451     122,749      72,833
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HM(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period       $   1.23  $   1.20    $   1.15    $   1.11    $   1.07    $   1.03    $   1.00
Accumulation unit value at end of period             $   1.23  $   1.23    $   1.20    $   1.15    $   1.11    $   1.07    $   1.03
Number of accumulation units outstanding
  at end of period (000 omitted)                      124,469   144,997     120,295     260,559     208,622     150,354     111,372
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
Simple yield(2)                                         (0.51%)    0.35%       4.66%       4.72%       3.45%       3.90%       3.60%
Compound yield(2)                                       (0.51%)    0.35%       4.77%       4.83%       3.51%       3.98%       3.66%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HV(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period       $   1.08  $   1.04    $   1.16    $   1.11    $   1.17    $   1.05    $   1.00
Accumulation unit value at end of period             $   1.00  $   1.08    $   1.04    $   1.16    $   1.11    $   1.17    $   1.05
Number of accumulation units outstanding
  at end of period (000 omitted)                      199,695   215,840     230,447     274,432     257,990     160,046      55,065
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HY(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period       $   1.13  $   1.13    $   1.11    $   1.17    $   1.10    $   1.07    $   1.00
Accumulation unit value at end of period             $   1.28  $   1.13    $   1.13    $   1.11    $   1.17    $   1.10    $   1.07
Number of accumulation units outstanding
  at end of period (000 omitted)                       70,610    68,070      73,486      86,622      84,640      58,925      21,035
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period       $   0.92  $   1.31    $   1.77    $   1.23    $   1.08    $   1.06    $   1.00
Accumulation unit value at end of period             $   0.75  $   0.92    $   1.31    $   1.77    $   1.23    $   1.08    $   1.06
Number of accumulation units outstanding
  at end of period (000 omitted)                      183,402   209,472     232,235     207,990     168,173     115,579      52,955
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HD(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period       $   1.46  $   1.65    $   1.71    $   1.51    $   1.32    $   1.12    $   1.00
Accumulation unit value at end of period             $   1.26  $   1.46    $   1.65    $   1.71    $   1.51    $   1.32    $   1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                      246,503   284,118     299,517     303,242     241,551     150,987      50,902
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HG(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period       $   1.66  $   2.02    $   2.25    $   1.73    $   1.36    $   1.11    $   1.00
Accumulation unit value at end of period             $   1.28  $   1.66    $   2.02    $   2.25    $   1.73    $   1.36    $   1.11
Number of accumulation units outstanding
  at end of period (000 omitted)                      648,995   709,559     721,744     665,149     476,735     295,452      91,977
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HA(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period       $   1.10  $   1.67    $   2.08    $   1.23    $   1.22    $   1.09    $   1.00
Accumulation unit value at end of period             $   0.74  $   1.10    $   1.67    $   2.08    $   1.23    $   1.22    $   1.09
Number of accumulation units outstanding
  at end of period (000 omitted)                      161,313   191,920     200,011     168,750     149,271     112,556      56,318
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HW(1) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period       $   1.50  $   1.96    $   2.33    $   1.75    $   1.39    $   1.12    $   1.00
Accumulation unit value at end of period             $   1.25  $   1.50    $   1.96    $   2.33    $   1.75    $   1.39    $   1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                      422,060   491,682     512,650     478,868     345,291     214,549      72,803
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002      2001        2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HP(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period       $   1.83  $   1.64    $   1.41    $   1.44    $   1.39    $   1.11    $   1.00
Accumulation unit value at end of period             $   1.58  $   1.83    $   1.64    $   1.41    $   1.44    $   1.39    $   1.11
Number of accumulation units outstanding
  at end of period (000 omitted)                      220,369   187,816     149,074     158,507     132,532      75,957      19,657
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HT(1) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period       $   1.33  $   1.61    $   1.99    $   1.19    $   1.24    $   1.09    $   1.00
Accumulation unit value at end of period             $   0.87  $   1.33    $   1.61    $   1.99    $   1.19    $   1.24    $   1.09
Number of accumulation units outstanding
  at end of period (000 omitted)                      314,849   325,878     329,183     315,150     279,475     183,719      62,743
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HK(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 1)
Accumulation unit value at beginning of period       $   0.47  $   0.52    $   0.77    $   0.51    $   0.65    $   0.93    $   1.00
Accumulation unit value at end of period             $   0.47  $   0.47    $   0.52    $   0.77    $   0.51    $   0.65    $   0.93
Number of accumulation units outstanding
  at end of period (000 omitted)                      273,087   292,955     321,420     328,300     306,456     209,358      74,610
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HN(1) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period       $   1.29  $   1.87    $   2.56    $   1.53    $   1.24    $   1.02    $   1.00
Accumulation unit value at end of period             $   0.89  $   1.29    $   1.87    $   2.56    $   1.53    $   1.24    $   1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                      378,658   457,099     485,028     453,722     370,336     266,068     119,724
Ratio of operating expense to average net assets         1.25%     1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------


(1) Operations commenced on March 5, 1996.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on May 1, 1996.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-  contract administrative charge,

-  mortality and expense risk fee, and

-  surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT     INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
HS             AXP(R) Variable Portfolio -          Objective: high level of current income    IDS Life, adviser; American
               Bond Fund                            while conserving the value of the          Express Financial Corporation
                                                    investment and continuing a high level     (AEFC), subadviser
               (effective 6-27-03 AXP(R)            of income for the longest time period.
               Variable Portfolio - Bond Fund       Invests primarily in bonds and other
               will change to AXP(R) Variable       debt obligations.
               Portfolio - Diversified Bond Fund)

HC             AXP(R) Variable Portfolio -          Objective: capital appreciation.           IDS Life, adviser; AEFC,
               Capital Resource Fund                Invests primarily in U.S. common stocks    subadviser.
                                                    and other securities convertible into
                                                    common stocks.

HM             AXP(R) Variable Portfolio -          Objective: maximum current income          IDS Life, adviser; AEFC,
               Cash Management Fund                 consistent with liquidity and stability    subadviser.
                                                    of principal. Invests primarily in
                                                    money market securities.

HV             AXP(R) Variable Portfolio -          Objective: high current income, with       IDS Life, adviser; AEFC,
               Extra Income Fund                    capital growth as a secondary objective.   subadviser.
                                                    Invests primarily in high-yielding,
               (effective 6-27-03 AXP(R) Variable   high-risk corporate bonds (junk bonds)
               Portfolio - Extra Income Fund will   issued by U.S. and foreign companies and
               change to AXP(R) Variable            governments.
               Portfolio - High Yield Bond Fund)

HY             AXP(R) Variable Portfolio -          Objective: high total return through       IDS Life, adviser; AEFC,
               Global Bond Fund                     income and growth of capital.              subadviser.
                                                    Non-diversified mutual fund that invests
                                                    primarily in debt obligations of U.S.
                                                    and foreign issuers.

HI             AXP(R) Variable Portfolio -          Objective: capital appreciation. Invests   IDS Life, adviser; AEFC,
               International Fund                   primarily in common stocks or              subadviser; American Express
                                                    convertible securities of foreign          Asset Management
                                                    issuers that offer strong growth           International, Inc.,  a
                                                    potential.                                 wholly-owned subsidiary of
                                                                                               AEFC, subadviser.

HD             AXP(R) Variable Portfolio -          Objective: maximum total investment        IDS Life, adviser; AEFC,
               Managed Fund                         return through a combination of capital    subadviser.
                                                    growth and current income.
                                                    Invests primarily in a
                                                    combination of common and
                                                    preferred stocks,
                                                    convertible securities,
                                                    bonds and other debt
                                                    securities.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
HG             AXP(R) Variable Portfolio -          Objective: long-term growth of capital.    IDS Life, adviser; AEFC,
               NEW DIMENSIONS FUND(R)               Invests primarily in common stocks         subadviser.
                                                    showing potential for significant growth.

HA             AXP(R) Variable Portfolio -          Objective: capital appreciation. Invests   IDS Life, adviser; AEFC,
               Strategy Aggressive Fund             primarily in equity securities of growth   subadviser.
                                                    companies.

HW             AIM V.I. Core Equity Fund,           Objective: growth of capital. Invests      A I M Advisors, Inc.
               Series I Shares                      normally at least 80% of its net assets,
                                                    plus the amount of any borrowings for
                                                    investment purposes, in equity
                                                    securities, including convertible
                                                    securities of established companies that
                                                    have long-term above-average growth in
                                                    earnings and dividends and growth
                                                    companies that are believed to have the
                                                    potential for above-average growth in
                                                    earnings and dividends. The Fund may
                                                    invest up to 25% of its assets in
                                                    foreign securities.

HP             American Century(R) VP Value,        Objective: long-term capital growth,       American Century Investment
               Class I                              with income as a secondary objective.      Management, Inc.
                                                    Invests primarily in stocks of companies
                                                    that management believes to be
                                                    undervalued at the time of purchase.

HT             Credit Suisse Trust -                Objective: capital growth. Invests in      Credit Suisse Asset
               Small Cap Growth Portfolio           equity securities of small U.S. growth     Management, LLC
                                                    companies which are either developing or
                                                    older companies in a growth stage, or
                                                    are providing products or services with
                                                    a high-unit volume growth rate.

HK             FTVIPT Templeton Developing Markets  Objective: seeks long-term capital         Templeton Asset Management Ltd.
               Securities Fund - Class 1            appreciation. The Fund normally invests
                                                    at least 80% of its net assets in
                                                    emerging market investments, primarily
                                                    equity securities.

HN             Putnam VT New                        Objective: long-term capital               Putnam Investment Management,
               Opportunities Fund -                 appreciation. The fund pursues its goal    LLC
               Class IA Shares                      by investing mainly in common stocks of
                                                    U.S. companies with a focus on growth
                                                    stocks in sectors of the economy that
                                                    Putnam Management believes to have high
                                                    growth potential.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You could become an owner or annuitant if you were 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE


Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum annuity start date ranges from age 85 to 95 based on the annuitant's age when we issue the contract. See contract for details.)


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 95 based on the annuitant's age when the contract is issued. See contract for details.)

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "TSA -- Special Surrender Provisions.")

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

     If paying by installments under a scheduled payment plan:
        $50 per month
        $23.08 biweekly

     If paying by any other method:
        $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) (based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):


        $100,000 up to age 85
        $50,000 for ages 86 to 90

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:


                                                     SURRENDER CHARGE AS A
                                                    PERCENTAGE OF PURCHASE
             CONTRACT YEAR                           PAYMENTS SURRENDERED
                 1-3                                          7%
                   4                                          6
                   5                                          5
                   6                                          4
                   7                                          3
                   8                                          2
                   Thereafter                                 0


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

             AMOUNT REQUESTED                 $1,000   =   $1,075.27
         -----------------------     OR       ------
         1.00 - SURRENDER CHARGE              .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

-  surrenders of any contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);


- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;


-  death benefits; and

- surrenders you make if your contract includes a "Waiver of Surrender Charges for Nursing Home Confinement" Annuity Endorsement. To the extent permitted by state law, we included this endorsement if you were under age 76 at contract issue. We will waive surrender charges that normally are assessed upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse (except in New Jersey) are confined to a nursing home and have been for the prior 90 days. (See your endorsement for additional conditions and restrictions on this waiver.)

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders; o surrender charges; and/or

-  a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

-  mortality and expense risk fees.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                               NUMBER
                                                                AMOUNT               ACCUMULATION             OF UNITS
                                          MONTH                INVESTED               UNIT VALUE              PURCHASED
By investing an equal number
of dollars each month ...                   Jan                 $ 100                   $ 20                     5.00

                                            Feb                   100                     18                     5.56

you automatically buy                       Mar                   100                     17                     5.88
more units when the
per unit market price is low ...  ----->    Apr                   100                     15                     6.67

                                            May                   100                     16                     6.25

                                            Jun                   100                     18                     5.56

                                            Jul                   100                     17                     5.88

and fewer units                             Aug                   100                     19                     5.26
when the per unit
market price is high.             ----->    Sept                  100                     21                     4.76

                                            Oct                   100                     20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)


3 BY PHONE


Call between 7 a.m. and 10 p.m. Central time:

(800) 862-7919
TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      -- trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      -- you are at least age 59 1/2;

      -- you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-  surrender all or part of your contract at any time; and

-  move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

PARTICIPATION IN THE PORTLAND PUBLIC SCHOOLS TSA PROGRAM

We guarantee that your fixed account surrender value will not be less than the purchase payments (less amounts previously surrendered) provided:

-  you allocated all purchase payments only to the fixed account; and

-  you did not transfer money from the fixed account to any subaccount.

If you allocated payments to a subaccount or transferred money from the fixed account to a subaccount, the guarantee does not apply.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT TEXAS

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-  contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-  purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-  contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

FOR CONTRACTS ISSUED IN TEXAS

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-  purchase payments minus any surrenders; or

-  contract value.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.18% and 6.68% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the annuity that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLE IRA and you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities); or

-  if the payout is a 457 plan distribution.

For qualified annuities under 401(a), 401(k) plans or TSAs, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, SIMPLE IRA, or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;


-  the payout is a minimum distribution required under the Code;

-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change,

-  the existing funds become unavailable, or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-  change the funds in which the subaccounts invest, and

-  make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.

IDS Life pays commissions for sales of the certificates of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commission consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, et. al. v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN v. IDS LIFE INSURANCE COMPANY, et. al. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, et. al. v. IDS LIFE INSURANCE COMPANY, et. al. filed in United States District Court - Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS et. al. v. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p. 6
Rating Agencies                                                             p. 7
Principal Underwriter                                                       p. 7
Independent Auditors                                                        p. 7
Financial Statements


                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

americanexpress.com


                                                                 S-6161 K (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

                          IDS LIFE VARIABLE ACCOUNT 10


                                   MAY 1, 2003


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS


Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p. 6
Rating Agencies                                                             p. 7
Principal Underwriter                                                       p. 7
Independent Auditors                                                        p. 7
Financial Statements


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:              P  =  a hypothetical initial payment of $1,000

                    T  =  average annual total return

                    n  =  number of years

                ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                         PERFORMANCE OF
                                                                         THE SUBACCOUNT
                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR     5 YEARS  COMMENCEMENTT
            AXP(R) VARIABLE PORTFOLIO -
HS            Bond Fund (3/96; 10/81)(1)                          (2.84%)     2.07%       3.69%
HC            Capital Resource Fund (3/96; 10/81)                (30.06)     (6.67)      (1.13)
HM            Cash Management Fund (3/96; 10/81)                  (7.15)      1.84        2.64
HV            Extra Income Fund (5/96; 5/96)                     (14.73)     (4.46)      (0.56)
HY            Global Bond Fund (5/96; 5/96)                        6.49       2.18        3.36
HI            International Fund (3/96; 1/92)                    (26.32)     (8.50)      (4.83)
HD            Managed Fund (3/96; 4/86)                          (21.07)     (2.14)       2.95
HG            NEW DIMENSIONS FUND(R) (5/96; 5/96)                (29.93)     (2.28)       3.40
HA            Strategy Aggressive Fund (3/96; 1/92)              (39.86)    (11.03)      (5.05)
            AIM V. I.
HW            Core Equity Fund, Series I Shares (3/96; 5/94)     (23.70)     (3.34)       2.88
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
HP            VP Value, Class I (5/96; 5/96)                     (20.77)      1.62        6.71
            CREDIT SUISSE TRUST -
HT            Small Cap Growth Portfolio (3/96; 6/95)            (41.58)     (8.21)      (2.51)
            FTVIPT
HK            Templeton Developing Markets Securities Fund -
              Class 1 (3/96; 3/96)(2)                             (8.27)     (7.86)     (11.50)
            PUTNAM VARIABLE TRUST
HN            Putnam VT New Opportunities Fund -
              Class IA Shares (3/96; 5/94)                       (38.23)     (7.93)      (2.27)

                                                                             PERFORMANCE
                                                                             OF THE FUND
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR    5 YEARS  10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
HS            Bond Fund (3/96; 10/81)(1)                          (2.84%)     2.07%     5.59%        8.65%
HC            Capital Resource Fund (3/96; 10/81)                (30.06)     (6.67)     2.46         8.77
HM            Cash Management Fund (3/96; 10/81)                  (7.15)      1.84      2.92         4.78
HV            Extra Income Fund (5/96; 5/96)                     (14.73)     (4.46)       --        (0.56)
HY            Global Bond Fund (5/96; 5/96)                        6.49       2.18        --         3.36
HI            International Fund (3/96; 1/92)                    (26.32)     (8.50)     0.59         0.31
HD            Managed Fund (3/96; 4/86)                          (21.07)     (2.14)     5.17         7.28
HG            NEW DIMENSIONS FUND(R) (5/96; 5/96)                (29.93)     (2.28)       --         3.40
HA            Strategy Aggressive Fund (3/96; 1/92)              (39.86)    (11.03)     0.41         1.07
            AIM V. I.
HW            Core Equity Fund, Series I Shares (3/96; 5/94)     (23.70)     (3.34)       --         6.47
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
HP            VP Value, Class I (5/96; 5/96)                     (20.77)      1.62        --         6.71
            CREDIT SUISSE TRUST -
HT            Small Cap Growth Portfolio (3/96; 6/95)            (41.58)     (8.21)       --         1.28
            FTVIPT
HK            Templeton Developing Markets Securities Fund -
              Class 1 (3/96; 3/96)(2)                             (8.27)     (7.86)       --       (11.50)
            PUTNAM VARIABLE TRUST
HN            Putnam VT New Opportunities Fund -
              Class IA Shares (3/96; 5/94)                       (38.23)     (7.93)       --         4.36


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges. Premium taxes are not reflected in these total returns.


See accompanying notes to the performance information.


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31,
2002

                                                                         PERFORMANCE OF
                                                                         THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR     5 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
HS            Bond Fund (3/96; 10/81)(1)                           4.16%      2.98%        4.05%
HC            Capital Resource Fund (3/96; 10/81)                (23.06)     (5.39)       (0.67)
HM            Cash Management Fund (3/96; 10/81)                  (0.15)      2.76         3.01
HV            Extra Income Fund (5/96; 5/96)                      (7.73)     (3.29)       (0.11)
HY            Global Bond Fund (5/96; 5/96)                       13.49       3.08         3.73
HI            International Fund (3/96; 1/92)                    (19.32)     (7.11)       (4.26)
HD            Managed Fund (3/96; 4/86)                          (14.07)     (1.07)        3.31
HG            NEW DIMENSIONS FUND(R) (5/96; 5/96)                (22.93)     (1.20)        3.77
HA            Strategy Aggressive Fund (3/96; 1/92)              (32.86)     (9.49)       (4.46)
            AIM V. I.
HW            Core Equity Fund, Series I Shares (3/96; 5/94)     (16.70)     (2.22)        3.25
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
HP            VP Value, Class I (5/96; 5/96)                     (13.77)      2.54         7.02
            CREDIT SUISSE TRUST -
HT            Small Cap Growth Portfolio (3/96; 6/95)            (34.58)     (6.84)       (2.01)
            FTVIPT
HK            Templeton Developing Markets Securities Fund -
              Class 1 (3/96; 3/96)(2)                             (1.27)     (6.51)      (10.63)
            PUTNAM VARIABLE TRUST
HN            Putnam VT New Opportunities Fund -
              Class IA Shares (3/96; 5/94)                       (31.23)     (6.58)       (1.78)

                                                                              PERFORMANCE
                                                                              OF THE FUND
                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
HS            Bond Fund (3/96; 10/81)(1)                           4.16%     2.98%     5.59%      8.65%
HC            Capital Resource Fund (3/96; 10/81)                (23.06)    (5.39)     2.46       8.77
HM            Cash Management Fund (3/96; 10/81)                  (0.15)     2.76      2.92       4.78
HV            Extra Income Fund (5/96; 5/96)                      (7.73)    (3.29)       --      (0.11)
HY            Global Bond Fund (5/96; 5/96)                       13.49      3.08        --       3.73
HI            International Fund (3/96; 1/92)                    (19.32)    (7.11)     0.59       0.31
HD            Managed Fund (3/96; 4/86)                          (14.07)    (1.07)     5.17       7.28
HG            NEW DIMENSIONS FUND(R) (5/96; 5/96)                (22.93)    (1.20)       --       3.77
HA            Strategy Aggressive Fund (3/96; 1/92)              (32.86)    (9.49)     0.41       1.07
            AIM V. I.
HW            Core Equity Fund, Series I Shares (3/96; 5/94)     (16.70)    (2.22)       --       6.47
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
HP            VP Value, Class I (5/96; 5/96)                     (13.77)     2.54        --       7.02
            CREDIT SUISSE TRUST -
HT            Small Cap Growth Portfolio (3/96; 6/95)            (34.58)    (6.84)       --       1.52
            FTVIPT
HK            Templeton Developing Markets Securities Fund -
              Class 1 (3/96; 3/96)(2)                             (1.27)    (6.51)       --     (10.63)
            PUTNAM VARIABLE TRUST
HN            Putnam VT New Opportunities Fund -
              Class IA Shares (3/96; 5/94)                       (31.23)    (6.58)       --       4.36


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, and a 1.25% mortality and expense risk fee. Premium taxes are not reflected in these total returns.


NOTES TO PERFORMANCE INFORMATION


(1) (Commencement date of the subaccount; Commencement date of the fund).
(2) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                    P =  a hypothetical initial payment of $1,000
                        ERV =  Ending Redeemable Value of a hypothetical
                               $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:
-   any declared dividends,
-   the value of any shares purchased with dividends paid during the period, and
-   any dividends declared for such shares.

It does not include:
-   the effect of any applicable surrender charge, or
-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                          SIMPLE YIELD      COMPOUND YIELD
HM              AXP(R) Variable Portfolio - Cash Management Fund          (0.51%)            (0.51%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where:                   a = dividends and investment income earned during the
                             period
                         b = expenses accrued for the period (net of
                             reimbursements)
                         c = the average daily number of accumulation
                             units outstanding during the period that were entitled to receive dividends
                         d = the maximum offering price per accumulation
                             unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002


SUBACCOUNT           INVESTING IN:                                           YIELD
HS                   AXP(R) Variable Portfolio - Bond Fund                   5.21%
HV                   AXP(R) Variable Portfolio - Extra Income Fund           5.05
HY                   AXP(R) Variable Portfolio - Global Bond Fund            2.52


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:



A.M. Best                            www.ambest.com
Fitch                                www.fitchratings.com
Moody's                              www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624 and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - IDS Life Flexible Portfolio Annuity (comprised of subaccounts HS, HC, HM, HV, HY, HI, HD, HG, HA, HW, HP, HT, HK and HN) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - IDS Life Flexible Portfolio Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota

March 21, 2003

      IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
DECEMBER 31, 2002                                              HS             HC             HM             HV             HY
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                              $ 361,754,445  $ 285,769,124  $ 152,949,094  $ 311,662,834  $  88,215,609
                                                         -------------------------------------------------------------------------
    at market value                                      $ 345,549,162  $ 157,311,221  $ 152,932,074  $ 199,481,292  $  90,769,335
Dividends receivable                                         1,480,443             --        117,962        830,424        189,565
Accounts receivable from IDS Life
  for contract purchase payments                                31,301             --        267,188         15,302             --
Receivable from mutual funds and portfolios
  for share redemptions                                             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               347,060,906    157,311,221    153,317,224    200,327,018     90,958,900
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                             380,155        173,372        169,799        219,571         99,835
    Contract terminations                                           --         50,460             --             --         52,573
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              380,155        223,832        169,799        219,571        152,408
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                      344,378,501    155,863,881    153,008,203    199,091,636     90,494,119
Net assets applicable to contracts in payment period         2,302,250      1,223,508        139,222      1,015,811        312,373
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 346,680,751  $ 157,087,389  $ 153,147,425  $ 200,107,447  $  90,806,492
==================================================================================================================================
Accumulation units outstanding                             262,173,082    161,891,422    124,469,369    199,694,513     70,610,047
==================================================================================================================================
Net asset value per accumulation unit                    $        1.31  $        0.96  $        1.23  $        1.00  $        1.28
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                 HI             HD              HG            HA             HW
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                              $ 286,785,085  $ 463,491,190  $1,071,406,768 $ 325,964,414  $ 660,353,808
                                                         ---------------------------- --------------------------------------------
    at market value                                      $ 137,874,922  $ 313,604,299  $  839,052,444 $ 120,595,256  $ 528,239,710
Dividends receivable                                                --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                    --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             --             --             --             --        791,712
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               137,874,922    313,604,299    839,052,444    120,595,256    529,031,422
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                             151,441        344,895        922,177        132,716        581,258
    Contract terminations                                      308,868         27,337        102,666         67,779        210,454
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              460,309        372,232      1,024,843        200,495        791,712
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                      136,858,647    309,458,521    832,935,767    119,748,350    526,449,036
Net assets applicable to contracts in payment period           555,966      3,773,546      5,091,834        646,411      1,790,674
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 137,414,613  $ 313,232,067  $ 838,027,601  $ 120,394,761  $ 528,239,710
==================================================================================================================================
Accumulation units outstanding                             183,401,566    246,502,910    648,995,006    161,313,304    422,059,735
==================================================================================================================================
Net asset value per accumulation unit                    $        0.75  $        1.26  $        1.28  $        0.74  $        1.25
==================================================================================================================================

See accompanying notes to financial statements

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                        ----------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                 HP             HT             HK             HN
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                             $ 372,141,852  $ 477,610,927  $ 209,084,195  $ 663,745,319
                                                                        ----------------------------------------------------------
    at market value                                                     $ 348,259,800  $ 275,568,612  $ 127,910,741  $ 337,001,510
Dividends receivable                                                               --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                                   --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                       461,350        453,984        198,886        483,857
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                              348,721,150    276,022,596    128,109,627    337,485,367
==================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                            382,006        303,252        142,381        372,070
    Contract terminations                                                      79,344        150,732         56,505        111,787
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             461,350        453,984        198,886        483,857
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                 347,423,703    275,170,727    127,765,176    336,217,660
Net assets applicable to contracts in payment period                          836,097        397,885        145,565        783,850
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $ 348,259,800  $ 275,568,612  $ 127,910,741  $ 337,001,510
==================================================================================================================================
Accumulation units outstanding                                            220,368,628    314,848,573    273,086,539    378,657,604
==================================================================================================================================
Net asset value per accumulation unit                                   $        1.58  $        0.87  $        0.47  $        0.89
==================================================================================================================================

See accompanying notes to financial statements

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                  HS              HC            HM              HV              HY
INVESTMENT INCOME
Dividend income from mutual funds and portfolios         $  16,204,104  $   1,021,612  $   1,894,959  $  16,661,461  $   3,841,134
Variable account expenses                                    4,003,877      2,405,315      2,037,814      2,656,544      1,017,615
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             12,200,227     (1,383,703)      (142,855)    14,004,917      2,823,519
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                     21,833,050     32,422,845     77,873,467     26,266,445      6,806,573
    Cost of investments sold                                23,549,156     53,868,900     77,883,797     41,185,877      7,251,518
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (1,716,106)   (21,446,055)       (10,330)   (14,919,432)      (444,945)
Distributions from capital gains                                    --     17,081,301             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                3,244,664    (46,822,089)        10,318    (17,649,031)     8,088,526
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,528,558    (51,186,843)           (12)   (32,568,463)     7,643,581
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              $  13,728,785  $ (52,570,546) $    (142,867) $ (18,563,546) $  10,467,100
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      HI             HD             HG             HA             HW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios         $   1,613,425  $   9,265,633  $   5,067,738  $          --  $   1,946,219
Variable account expenses                                    2,064,859      4,477,712     12,478,446      1,941,709      7,815,487
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (451,434)     4,787,921     (7,410,708)    (1,941,709)    (5,869,268)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
Proceeds from sales                                         36,856,211     53,917,688    104,175,261     28,226,659     99,939,727
Cost of investments sold                                    71,941,338     76,076,059    125,115,411     68,588,028    118,708,775
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (35,085,127)   (22,158,371)   (20,940,150)   (40,361,369)   (18,769,048)
Distributions from capital gains                               371,862     32,885,412      1,051,350             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  295,294    (72,728,666)  (241,111,883)   (25,025,106)   (93,512,007)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             (34,417,971)   (62,001,625)  (261,000,683)   (65,386,475)  (112,281,055)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              $ (34,869,405) $ (57,213,704) $(268,411,391) $ (67,328,184) $(118,150,323)
==================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                        ----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      HP             HT             HK             HN
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                        $   2,951,748  $          --  $   2,250,444  $          --
Variable account expenses                                                   4,462,606      4,194,295      1,735,715      5,457,585
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            (1,510,858)    (4,194,295)       514,729     (5,457,585)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                                     15,288,593     23,057,299     15,270,873     89,289,926
   Cost of investments sold                                                16,500,602     38,412,195     24,808,721    156,935,577
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                           (1,212,009)   (15,354,896)    (9,537,848)   (67,645,651)
Distributions from capital gains                                           19,098,690             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                             (72,001,008)  (133,570,487)     7,363,567   (102,955,316)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            (54,114,327)  (148,925,383)    (2,174,281)  (170,600,967)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             $ (55,625,185) $(153,119,678) $  (1,659,552) $(176,058,552)
==================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   HS             HC             HM             HV             HY
OPERATIONS
Investment income (loss) -- net                          $  12,200,227  $  (1,383,703) $    (142,855) $  14,004,917  $   2,823,519
Net realized gain (loss) on sales of investments            (1,716,106)   (21,446,055)       (10,330)   (14,919,432)      (444,945)
Distributions from capital gains                                    --     17,081,301             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                3,244,664    (46,822,089)        10,318    (17,649,031)     8,088,526
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 13,728,785    (52,570,546)      (142,867)   (18,563,546)    10,467,100
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   6,403,467      6,346,227      5,373,769      3,500,555      1,242,402
Net transfers(1)                                            44,096,000    (24,270,581)    (3,872,524)    (7,510,755)     6,461,128
Transfers for policy loans                                     137,917        196,405        243,704         78,433         26,734
Annuity payments                                              (217,475)      (134,393)       (14,985)      (109,800)       (23,839)
Contract charges                                              (113,453)      (167,175)       (63,640)       (72,307)       (25,645)
Contract terminations:
   Surrender benefits                                      (15,715,380)    (9,269,921)   (24,322,137)    (8,840,546)    (3,459,661)
   Death benefits                                           (4,858,771)    (1,999,337)    (2,653,294)    (2,551,898)      (945,217)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              29,732,305    (29,298,775)   (25,309,107)   (15,506,318)     3,275,902
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            303,219,661    238,956,710    178,599,399    234,177,311     77,063,490
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 346,680,751  $ 157,087,389  $ 153,147,425  $ 200,107,447  $  90,806,492
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     239,019,816    189,699,562    144,996,770    215,839,871     68,070,446
Contract purchase payments                                   5,025,467      5,821,649      4,367,529      3,443,781      1,052,790
Net transfers(1)                                            34,601,426    (23,174,326)    (3,146,941)    (8,141,044)     5,261,421
Transfers for policy loans                                     108,381        181,813        198,075         78,261         22,463
Contract charges                                               (89,302)      (154,979)       (52,149)       (71,951)       (21,670)
Contract terminations:
   Surrender benefits                                      (12,629,530)    (8,602,087)   (19,693,253)    (8,925,827)    (2,961,646)
   Death benefits                                           (3,863,176)    (1,880,210)    (2,200,662)    (2,528,578)      (813,757)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           262,173,082    161,891,422    124,469,369    199,694,513     70,610,047
==================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       HI             HD             HG             HA             HW
OPERATIONS
Investment income (loss) -- net                          $    (451,434) $   4,787,921  $  (7,410,708) $  (1,941,709) $  (5,869,268)
Net realized gain (loss) on sales of investments           (35,085,127)   (22,158,371)   (20,940,150)   (40,361,369)   (18,769,048)
Distributions from capital gains                               371,862     32,885,412      1,051,350             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  295,294    (72,728,666)  (241,111,883)   (25,025,106)   (93,512,007)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (34,869,405)   (57,213,704)  (268,411,391)   (67,328,184)  (118,150,323)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   5,827,177     10,352,196     38,127,623      6,614,682     23,525,787
Net transfers(1)                                           (19,980,121)   (35,934,589)   (65,377,955)   (23,214,600)   (80,865,620)
Transfers for policy loans                                     182,570        255,672        924,839        189,113        570,741
Annuity payments                                               (60,711)      (379,662)      (631,874)       (77,245)      (180,256)
Contract charges                                              (114,140)      (278,412)      (922,702)      (143,334)      (518,182)
Contract terminations:
   Surrender benefits                                       (6,594,595)   (17,280,465)   (43,373,651)    (7,249,981)   (27,642,539)
   Death benefits                                           (1,213,324)    (5,247,462)    (9,525,081)    (1,382,912)    (6,051,905)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (21,953,144)   (48,512,722)   (80,778,801)   (25,264,277)   (91,161,974)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            194,237,162    418,958,493  1,187,217,793    212,987,222    737,552,007
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 137,414,613  $ 313,232,067  $ 838,027,601  $ 120,394,761  $ 528,239,710
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     209,471,980    284,117,958    709,558,671    191,920,428    491,682,426
Contract purchase payments                                   6,930,138      7,763,955     26,042,553      7,519,086     17,192,017
Net transfers(1)                                           (23,672,679)   (27,800,831)   (49,662,121)   (28,199,753)   (61,699,930)
Transfers for policy loans                                     216,498        193,488        636,844        218,147        170,294
Contract charges                                              (137,445)      (211,275)      (643,219)      (166,224)      (383,974)
Contract terminations:
   Surrender benefits                                       (7,930,961)   (13,552,962)   (30,232,363)    (8,389,811)   (20,364,620)
   Death benefits                                           (1,475,965)    (4,007,423)    (6,705,359)    (1,588,569)    (4,536,478)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           183,401,566    246,502,910    648,995,006    161,313,304    422,059,735
==================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                        ----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      HP             HT             HK             HN
OPERATIONS
Investment income (loss) -- net                                         $  (1,510,858) $  (4,194,295) $     514,729  $  (5,457,585)
Net realized gain (loss) on sales of investments                           (1,212,009)   (15,354,896)    (9,537,848)   (67,645,651)
Distributions from capital gains                                           19,098,690             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                             (72,001,008)  (133,570,487)     7,363,567   (102,955,316)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               (55,625,185)  (153,119,678)    (1,659,552)  (176,058,552)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 11,598,648     11,854,236      5,623,621     21,221,277
Net transfers(1)                                                           67,228,197     (2,552,666)    (8,047,379)   (76,173,531)
Transfers for policy loans                                                    238,218        249,248        142,034        511,800
Annuity payments                                                              (73,682)       (48,652)       (17,190)      (101,003)
Contract charges                                                             (196,002)      (225,448)      (118,024)      (436,747)
Contract terminations:
   Surrender benefits                                                     (16,079,839)   (13,940,789)    (5,772,835)   (20,052,634)
   Death benefits                                                          (2,555,326)    (2,105,169)    (1,039,854)    (2,835,396)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             60,160,214     (6,769,240)    (9,229,627)   (77,866,234)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           343,724,771    435,457,530    138,799,920    590,926,296
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $ 348,259,800  $ 275,568,612  $ 127,910,741  $ 337,001,510
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    187,816,239    325,878,249    292,954,752    457,098,667
Contract purchase payments                                                  6,840,310     11,410,694     11,489,834     20,211,734
Net transfers(1)                                                           36,977,082     (6,896,904)   (17,342,588)   (76,641,347)
Transfers for policy loans                                                    142,428        243,390        290,908        493,467
Contract charges                                                             (117,820)      (222,346)      (243,551)      (428,388)
Contract terminations:
   Surrender benefits                                                      (9,738,966)   (13,551,887)   (11,924,313)   (19,345,646)
   Death benefits                                                          (1,550,645)    (2,012,623)    (2,138,503)    (2,730,883)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          220,368,628    314,848,573    273,086,539    378,657,604
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   HS             HC             HM             HV             HY
OPERATIONS
Investment income (loss) -- net                          $  14,063,603  $  (2,548,159) $   3,843,090  $  23,823,879  $   1,623,800
Net realized gain (loss) on sales of investments            (1,157,995)   (10,283,365)        (8,077)    (9,455,145)      (569,511)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                3,002,296    (49,476,179)         2,889     (5,939,121)    (1,018,648)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 15,907,904    (62,307,703)     3,837,902      8,429,613         35,641
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   7,127,322      9,182,260      8,402,732      4,622,074      1,480,406
Net transfers(1)                                            55,533,115    (20,277,766)    38,794,694     (7,985,666)    (3,724,144)
Transfers for policy loans                                     109,786        207,171        374,226         63,388         20,114
Annuity payments                                              (174,317)      (162,665)       (10,225)      (106,750)       (21,435)
Contract charges                                               (85,818)      (185,602)       (48,526)       (71,194)       (21,751)
Contract terminations:
   Surrender benefits                                      (11,682,797)    (9,627,374)   (15,797,954)    (8,854,105)    (2,707,623)
   Death benefits                                           (4,012,154)    (2,503,588)    (1,604,254)    (3,189,750)    (1,112,181)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              46,815,137    (23,367,564)    30,110,693    (15,522,003)    (6,086,614)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            240,496,620    324,631,977    144,650,804    241,269,701     83,114,463
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 303,219,661  $ 238,956,710  $ 178,599,399  $ 234,177,311  $  77,063,490
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     201,384,706    208,656,737    120,294,961    230,446,613     73,485,939
Contract purchase payments                                   5,781,480      6,937,977      6,896,447      4,278,142      1,321,403
Net transfers(1)                                            44,514,139    (16,643,559)    31,779,101     (7,679,141)    (3,326,141)
Transfers for policy loans                                      88,719        156,647        305,958         58,779         17,904
Contract charges                                               (69,720)      (143,554)       (40,139)       (66,339)       (19,435)
Contract terminations:
   Surrender benefits                                       (9,337,566)    (7,329,666)   (12,834,532)    (8,136,874)    (2,378,781)
   Death benefits                                           (3,341,942)    (1,935,020)    (1,405,026)    (3,061,309)    (1,030,443)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           239,019,816    189,699,562    144,996,770    215,839,871     68,070,446
==================================================================================================================================


See accompanying notes to financial statements


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       HI             HD             HG             HA             HW
OPERATIONS
Investment income (loss) -- net                          $     (88,495) $   5,554,525  $ (12,891,252) $  (2,557,979) $  (9,876,098)
Net realized gain (loss) on sales of investments           (21,965,275)    (6,291,059)       166,024    (16,438,994)    (2,685,566)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              (67,557,191)   (58,381,771)  (251,642,913)   (95,312,935)  (229,394,186)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (89,610,961)   (59,118,305)  (264,368,141)  (114,309,908)  (241,955,850)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   8,891,762     14,409,618     52,179,592     10,310,748     34,248,440
Net transfers(1)                                           (20,982,492)   (14,711,457)   (16,192,746)    (7,324,869)   (31,162,608)
Transfers for policy loans                                     145,372        296,276        854,910        161,524        557,025
Annuity payments                                               (69,171)      (396,825)      (719,986)      (104,853)      (202,276)
Contract charges                                              (128,555)      (296,231)      (983,071)      (173,194)      (560,516)
Contract terminations:
   Surrender benefits                                       (7,850,168)   (16,323,267)   (41,701,992)    (8,460,618)   (25,946,559)
   Death benefits                                           (1,794,866)    (4,697,870)    (9,427,399)    (2,012,392)    (6,372,133)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (21,788,118)   (21,719,756)   (15,990,692)    (7,603,654)   (29,438,627)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            305,636,241    499,796,554  1,467,576,626    334,900,784  1,008,946,484
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 194,237,162  $ 418,958,493  $1,187,217,793 $ 212,987,222  $ 737,552,007
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     232,235,359    299,516,945    721,744,292    200,011,322    512,650,098
Contract purchase payments                                   8,562,792      9,530,493     30,007,868      8,349,684     21,123,248
Net transfers(1)                                           (21,901,637)   (10,932,993)   (12,473,984)    (7,827,487)   (22,169,204)
Transfers for policy loans                                     141,594        195,044        492,911        133,132        344,741
Contract charges                                              (127,522)      (199,222)      (578,036)      (144,886)      (353,507)
Contract terminations:
   Surrender benefits                                       (7,622,110)   (10,820,398)   (24,036,179)    (6,911,990)   (15,890,273)
   Death benefits                                           (1,816,496)    (3,171,911)    (5,598,201)    (1,689,347)    (4,022,677)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           209,471,980    284,117,958    709,558,671    191,920,428    491,682,426
==================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                        ----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                      HP             HT             HK             HN
OPERATIONS
Investment income (loss) -- net                                         $    (693,458) $  (5,333,196) $    (363,443) $  (8,503,930)
Net realized gain (loss) on sales of investments                              239,207     (4,905,989)   (10,089,119)   (18,746,753)
Distributions from capital gains                                                   --             --             --    132,672,235
Net change in unrealized appreciation or
  depreciation of investments                                              32,901,331    (81,672,414)    (4,951,200)  (387,398,826)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                32,447,080    (91,911,599)   (15,403,762)  (281,977,274)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 10,158,133     15,169,238      8,013,028     32,482,040
Net transfers(1)                                                           67,066,030     (2,616,236)   (16,036,892)   (39,536,039)
Transfers for policy loans                                                    150,202        223,498        151,981        522,675
Annuity payments                                                              (45,630)       (51,639)       (16,597)      (144,112)
Contract charges                                                             (144,346)      (238,777)      (112,396)      (525,821)
Contract terminations:
   Surrender benefits                                                      (8,556,861)   (12,498,703)    (4,676,572)   (22,349,268)
   Death benefits                                                          (2,194,763)    (2,968,829)      (889,442)    (4,369,326)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             66,432,765     (2,981,448)   (13,566,890)   (33,919,851)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           244,844,926    530,350,577    167,770,572    906,823,421
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $ 343,724,771  $ 435,457,530  $ 138,799,920  $ 590,926,296
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    149,073,899    329,182,587    321,419,979    485,027,690
Contract purchase payments                                                  5,992,916     11,743,139     16,376,255     22,700,566
Net transfers(1)                                                           39,080,117     (3,004,609)   (33,518,938)   (31,798,138)
Transfers for policy loans                                                     88,615        173,382        310,346        371,889
Contract charges                                                              (85,500)      (188,677)      (234,012)      (379,377)
Contract terminations:
   Surrender benefits                                                      (4,994,669)    (9,677,693)    (9,489,880)   (15,692,893)
   Death benefits                                                          (1,339,139)    (2,349,880)    (1,908,998)    (3,131,070)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          187,816,239    325,878,249    292,954,752    457,098,667
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                     SHARES
--------------------------------------------------------------------------------------------
HS             AXP(R) Variable Portfolio - Bond Fund(1)                           32,905,492
HC             AXP(R) Variable Portfolio - Capital Resource Fund                  10,123,144
HM             AXP(R) Variable Portfolio - Cash Management Fund                  152,986,990
HV             AXP(R) Variable Portfolio - Extra Income Fund(2)                   35,151,050
HY             AXP(R) Variable Portfolio - Global Bond Fund                        8,669,413
HI             AXP(R) Variable Portfolio - International Fund                     21,065,414
HD             AXP(R) Variable Portfolio - Managed Fund                           26,174,238
HG             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                 67,679,124
HA             AXP(R) Variable Portfolio - Strategy Aggressive Fund               21,238,402
HW             AIM V.I. Core Equity Fund, Series I Shares                         31,091,213
HP             American Century(R) VP Value, Class I                              56,905,196
HT             Credit Suisse Trust - Small Cap Growth Portfolio                   29,662,929
HK             FTVIPT Templeton Developing Markets Securities Fund - Class 1      27,157,270
HN             Putnam VT New Opportunities Fund - Class IA Shares                 29,001,851



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

FEDERAL INCOME TAXES


IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 7% may be deducted for surrenders up to the first eight payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                    PERCENTAGE RANGE
----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                   0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                       0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                        0.510% to 0.440%
AXP(R) Variable Portfolio - Extra Income Fund                           0.620% to 0.545%
AXP(R) Variable Portfolio - Global Bond Fund                            0.840% to 0.780%
AXP(R) Variable Portfolio - International Fund                          0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                    0.650% to 0.575%
----------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds.


                                                                        MAXIMUM                 MAXIMUM
                                                                      ADJUSTMENT              ADJUSTMENT
FUND                                                            (PRIOR TO DEC. 1, 2002)  (AFTER DEC. 1, 2002)
-------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                         N/A                    0.12%
AXP(R) Variable Portfolio - International Fund                            N/A                    0.12%
AXP(R) Variable Portfolio - Managed Fund                                  N/A                    0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        N/A                    0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                      N/A                    0.12%
-------------------------------------------------------------------------------------------------------------


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable PortfoliO - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                  PERCENTAGE RANGE
--------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                     0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                      0.030% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                         0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                          0.060% to 0.040%
AXP(R) Variable Portfolio - International Fund                        0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                              0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                  0.060% to 0.035%
--------------------------------------------------------------------------------------


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:


SUBACCOUNT     INVESTMENT                                                         PURCHASES
---------------------------------------------------------------------------------------------
HS             AXP(R) Variable Portfolio - Bond Fund                             $ 63,844,597
HC             AXP(R) Variable Portfolio - Capital Resource Fund                   18,814,514
HM             AXP(R) Variable Portfolio - Cash Management Fund                    53,280,299
HV             AXP(R) Variable Portfolio - Extra Income Fund                       25,977,467
HY             AXP(R) Variable Portfolio - Global Bond Fund                        13,396,080
HI             AXP(R) Variable Portfolio - International Fund                      14,900,230
HD             AXP(R) Variable Portfolio - Managed Fund                            43,017,309
HG             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                  16,902,159
HA             AXP(R) Variable Portfolio - Strategy Aggressive Fund                 1,056,375
HW             AIM V.I. Core Equity Fund, Series I Shares                           2,908,485
HP             American Century(R) VP Value, Class I                               93,036,639
HT             Credit Suisse Trust - Small Cap Growth Portfolio                    12,093,764
HK             FTVIPT Templeton Developing Markets Securities Fund - Class 1        6,555,975
HN             Putnam VT New Opportunities Fund - Class IA Shares                   5,966,107
---------------------------------------------------------------------------------------------


       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                             HS           HC           HM           HV           HY           HI           HD
                                        -----------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $      1.19  $      1.55  $      1.20  $      1.04  $      1.13  $      1.31  $      1.65
At Dec. 31, 2001                        $      1.26  $      1.25  $      1.23  $      1.08  $      1.13  $      0.92  $      1.46
At Dec. 31, 2002                        $      1.31  $      0.96  $      1.23  $      1.00  $      1.28  $      0.75  $      1.26
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            239,020      189,700      144,997      215,840       68,070      209,472      284,118
At Dec. 31, 2002                            262,173      161,891      124,469      199,695       70,610      183,402      246,503
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                        $   303,220  $   238,957  $   178,599  $   234,177  $    77,063  $   194,237  $   418,958
At Dec. 31, 2002                        $   346,681  $   157,087  $   153,147  $   200,107  $    90,806  $   137,415  $   313,232
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               6.43%        0.29%        3.59%       11.00%        3.29%        1.21%        2.50%
For the year ended Dec. 31, 2002               5.07%        0.53%        1.16%        7.82%        4.74%        0.97%        2.58%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               1.25%        1.25%        1.25%        1.25%        1.25%        1.25%        1.25%
For the year ended Dec. 31, 2002               1.25%        1.25%        1.25%        1.25%        1.25%        1.25%        1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               5.88%      (19.35%)       2.50%        3.85%        0.00%      (29.77%)     (11.52%)
For the year ended Dec. 31, 2002               3.97%      (23.20%)       0.00%       (7.41%)      13.27%      (18.48%)     (13.70%)
---------------------------------------------------------------------------------------------------------------------------------

                                             HG           HA           HW           HP           HT           HK           HN
                                        -----------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                        $      2.02  $      1.67  $      1.96  $      1.64  $      1.61  $      0.52  $      1.87
At Dec. 31, 2001                        $      1.66  $      1.10  $      1.50  $      1.83  $      1.33  $      0.47  $      1.29
At Dec. 31, 2002                        $      1.28  $      0.74  $      1.25  $      1.58  $      0.87  $      0.47  $      0.89
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            709,559      191,920      491,682      187,816      325,878      292,955      457,099
At Dec. 31, 2002                            648,995      161,313      422,060      220,369      314,849      273,087      378,658
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                        $ 1,187,218  $   212,987  $   737,552  $   343,725  $   435,458  $   138,800  $   590,926
At Dec. 31, 2002                        $   838,028  $   120,395  $   528,240  $   348,260  $   275,569  $   127,911  $   337,002
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               0.22%        0.20%        0.04%        1.02%          --         1.02%          --
For the year ended Dec. 31, 2002               0.50%          --         0.31%        0.83%          --         1.62%          --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               1.25%        1.25%        1.25%        1.25%        1.25%        1.25%        1.25%
For the year ended Dec. 31, 2002               1.25%        1.25%        1.25%        1.25%        1.25%        1.25%        1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             (17.82%)     (34.13%)     (23.47%)      11.59%      (17.39%)      (9.62%)     (31.02%)
For the year ended Dec. 31, 2002             (22.89%)     (32.73%)     (16.67%)     (13.66%)     (34.59%)       0.00%      (31.01%)
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.




       IDS LIFE VARIABLE ACCOUNT 10 -- IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

                                                               S-6161-20 K(5/03)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         IDS Life Variable Account 10 including:

         Report of Independent Auditors for dated March 21, 2003.
         Statements of Assets and Liabilities for year ended Dec. 31, 2002. Statements of Operations for year ended Dec. 31, 2002.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
         Notes to Financial Statements.

         IDS Life Insurance Company:

         Report of Independent Auditors dated Jan 27, 2003.
         Consolidated Balance Sheets as of Dec. 31, 2002 and 2001.
         Consolidated Statements of Income for years ended Dec. 31, 2002, 2001 and 2000.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2002, 2001 and 2000.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2002, 2001 and 2000.
         Notes to Consolidated Financial Statements.

(b)      Exhibits:

1. Resolution of the Board of Directors of IDS Life establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as
         Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Deferred Annuity Contract for non-qualified contract (form 31030), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 2 to the Registration Statement No. 33-62407 is incorporated herein by reference.

4.2 Copy of Deferred Annuity Contract for tax qualified (form 31031), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract for IRA (form 31032-IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 2 to
         Registration   Statement  No.  33-62407  is  incorporated   herein  by
         reference.

5.1 Copy of Application for IDS Life Variable Annuity (form 34055), filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 2 to
         Registration   Statement  No.  33-62407  is   incorporated   herein  by
         reference.

5.2 Copy of Application for IDS Life Variable Annuity (form 34054), is filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407 is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Copy of Amended  By-Laws of IDS Life filed  electronically  as Exhibit
         6.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc.,
         dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 and is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 33-62407, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement dated April 9, 2002, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-62407 on or about April 29, 2002, is incorporated by reference.

15. IDS Life Insurance Company Power of Attorney to sign Amendments to this Registration Statement dated September 11, 2002, is filed electronically herewith.

16. IDS Life Insurance Company Power of Attorney to sign Amendments to this Registration Statement dated April 16, 2003, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

         As of March 31, 2003, there were 109,326 contract holders of qualified contracts. There were 74,531 owners of non-qualified contracts.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.



(c)

                  Name of            Net Underwriting
                 Principal            Discounts and     Compensation on       Brokerage
                Underwriter            Commissions         Redemption        Commissions      Compensation
                -----------            -----------         ----------        -----------      ------------
            IDS Life Insurance         $37,418,102         None                 None              None
                  Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 2003.


                      IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                      ------------------------------------
                                  (Registrant)

                      By IDS Life Insurance Company
                      ------------------------------------
                                    (Sponsor)

                      By /s/ Timothy V. Bechtold*
                      ------------------------------------
                             Timothy V. Bechtold
                             President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2003.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)


* Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 9, 2002, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 33-62407 on or about April 29, 2002, and incorporated by reference.

** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated September 11, 2002, filed electronically herewith as Exhibit 15 to Post-Effective Amendment No. 8 to Registration Statement No. 33-62407 on or about April 29, 2003.

*** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 16 to Post-Effective Amendment No. 8 to Registration Statement No. 33-62407 on or about April 29, 2003.


By:  /s/ Mary Ellyn Minenko
     -----------------------
         Mary Ellyn Minenko
         Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.